EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2025
EARNINGS (LOSS) PER ORDINARY SHARE
EARNINGS (LOSS) PER ORDINARY SHARE

NOTE 9 - LOSS PER ORDINARY SHARE:

The Company had three categories of potentially dilutive ordinary shares: warrants issued to investors, options and RSUs issued to employees and service providers. The basic and diluted loss per ordinary share are the same since the effect of all potentially diluted ordinary shares for all reporting periods is anti-dilutive.